Tangible assets (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at	R$ 19,797,585,000	R$ 20,640,371,000	R$ 21,443,016,000
Additions			1,235,923,000
Additions resulting mergers		103,449,000	738,603,000
Cancellation of lease agreements	(115,842,000)	(254,101,000)	(246,308,000)
Write-off	(796,564,000)	(2,037,954,000)	(2,681,591,000)
Transfers	81,086,000	183,046,000	150,728,000
Additions		1,162,774,000
Additions	1,126,111,000
Additions by Company Acquisition	333,742,000
Balance at	20,426,118,000	19,797,585,000	20,640,371,000
Balance at	20,426,118,000	19,797,585,000	20,640,371,000
Cost [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	2,799,523,000	2,816,745,000	2,840,170,000
Additions			8,831,000
Additions resulting mergers
Cancellation of lease agreements
Write-off	(49,212,000)	(50,181,000)	(23,771,000)
Transfers			(8,485,000)
Additions		32,959,000
Additions	44,475,000
Additions by Company Acquisition
Balance at	2,794,786,000	2,799,523,000	2,816,745,000
Balance at	2,794,786,000	2,799,523,000	2,816,745,000
Cost [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	3,286,155,000	3,783,646,000	5,345,320,000
Additions			559,388,000
Additions resulting mergers
Cancellation of lease agreements
Write-off	(215,731,000)	(1,584,956,000)	(2,241,220,000)
Transfers	54,958,000	651,607,000	120,158,000
Additions		435,858,000
Additions	185,248,000
Additions by Company Acquisition
Balance at	3,310,630,000	3,286,155,000	3,783,646,000
Balance at	3,310,630,000	3,286,155,000	3,783,646,000
Cost [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	10,286,236,000	10,463,657,000	10,172,692,000
Additions			667,704,000
Additions resulting mergers
Cancellation of lease agreements
Write-off	(531,621,000)	(402,817,000)	(416,600,000)
Transfers	26,128,000	(468,561,000)	39,861,000
Additions		693,957,000
Additions	896,388,000
Additions by Company Acquisition
Balance at	10,677,131,000	10,286,236,000	10,463,657,000
Balance at	10,677,131,000	10,286,236,000	10,463,657,000
Cost [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at	3,424,424,000	3,575,076,000	3,082,781,000
Additions
Additions resulting mergers		103,449,000	738,603,000
Cancellation of lease agreements	(115,842,000)	(254,101,000)	(246,308,000)
Write-off
Transfers
Additions
Additions
Additions by Company Acquisition	333,742,000
Balance at	3,642,324,000	3,424,424,000	3,575,076,000
Balance at	3,642,324,000	3,424,424,000	3,575,076,000
Cost [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	1,247,000	1,247,000	2,053,000
Additions
Additions resulting mergers
Cancellation of lease agreements
Write-off
Transfers			(806,000)
Additions
Additions
Additions by Company Acquisition
Balance at	1,247,000	1,247,000	1,247,000
Balance at	1,247,000	1,247,000	1,247,000
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Balance at	(10,987,154,000)	(11,034,575,000)	(11,609,135,000)
Additions	(1,860,043,000)	(1,850,780,000)	(2,039,805,000)
Write-off	648,009,000	2,000,378,000	2,634,495,000
Transfers	(3,790,000)	(102,177,000)	(20,130,000)
Balance at	(12,202,978,000)	(10,987,154,000)	(11,034,575,000)
Balance at	(12,202,978,000)	(10,987,154,000)	(11,034,575,000)
Accumulated depreciation [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	(973,469,000)	(902,860,000)	(828,691,000)
Additions	(101,576,000)	(108,946,000)	(86,954,000)
Write-off	28,904,000	38,337,000	11,020,000
Transfers			1,765,000
Balance at	(1,046,141,000)	(973,469,000)	(902,860,000)
Balance at	(1,046,141,000)	(973,469,000)	(902,860,000)
Accumulated depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	(1,595,971,000)	(2,245,544,000)	(4,038,210,000)
Additions	(332,594,000)	(291,174,000)	(537,908,000)
Write-off	214,948,000	940,737,000	2,263,857,000
Transfers	(117,000)	10,000	66,717,000
Balance at	(1,713,734,000)	(1,595,971,000)	(2,245,544,000)
Balance at	(1,713,734,000)	(1,595,971,000)	(2,245,544,000)
Accumulated depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	(7,312,714,000)	(6,762,293,000)	(6,186,418,000)
Additions	(865,145,000)	(896,705,000)	(846,881,000)
Write-off	404,157,000	448,471,000	359,618,000
Transfers	(3,673,000)	(102,187,000)	(88,612,000)
Balance at	(7,777,375,000)	(7,312,714,000)	(6,762,293,000)
Balance at	(7,777,375,000)	(7,312,714,000)	(6,762,293,000)
Accumulated depreciation [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at	(1,105,000,000)	(1,123,878,000)	(555,816,000)
Additions	(560,728,000)	(553,955,000)	(568,062,000)
Write-off		572,833,000
Transfers
Balance at	(1,665,728,000)	(1,105,000,000)	(1,123,878,000)
Balance at	(1,665,728,000)	(1,105,000,000)	(1,123,878,000)
Accumulated depreciation [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at
Additions
Write-off
Transfers
Balance at
Balance at
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at	(26,646,000)	(68,685,000)	(51,925,000)
Balance at	(32,377,000)	(26,646,000)	(68,685,000)
Impacts on results	(5,731,000)	42,039,000	(16,760,000)
Balance at	(32,377,000)	(26,646,000)	(68,685,000)
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	(22,298,000)	(25,608,000)	(14,446,000)
Balance at	(27,942,000)	(22,298,000)	(25,608,000)
Impacts on results	(5,644,000)	3,310,000	(11,162,000)
Balance at	(27,942,000)	(22,298,000)	(25,608,000)
Accumulated impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at
Balance at
Impacts on results
Balance at
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	9,039,000	(29,690,000)	(37,479,000)
Balance at	8,952,000	9,039,000	(29,690,000)
Impacts on results	(87,000)	38,729,000	7,789,000
Balance at	8,952,000	9,039,000	(29,690,000)
Accumulated impairment [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at
Balance at
Impacts on results
Balance at
Accumulated impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	(13,387,000)	(13,387,000)
Balance at	(13,387,000)	(13,387,000)	(13,387,000)
Impacts on results			(13,387,000)
Balance at	(13,387,000)	(13,387,000)	(13,387,000)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at	8,783,785,000	9,537,111,000
Balance at	8,190,763,000	8,783,785,000	9,537,111,000
Balance at	8,190,763,000	8,783,785,000	9,537,111,000
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	1,803,756,000	1,888,277,000
Balance at	1,720,703,000	1,803,756,000	1,888,277,000
Balance at	1,720,703,000	1,803,756,000	1,888,277,000
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	1,690,184,000	1,538,102,000
Balance at	1,596,896,000	1,690,184,000	1,538,102,000
Balance at	1,596,896,000	1,690,184,000	1,538,102,000
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	2,982,561,000	3,671,674,000
Balance at	2,908,708,000	2,982,561,000	3,671,674,000
Balance at	2,908,708,000	2,982,561,000	3,671,674,000
Gross carrying amount [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at	2,319,424,000	2,451,198,000
Balance at	1,976,596,000	2,319,424,000	2,451,198,000
Balance at	1,976,596,000	2,319,424,000	2,451,198,000
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	(12,140,000)	(12,140,000)
Balance at	(12,140,000)	(12,140,000)	(12,140,000)
Balance at	R$ (12,140,000)	R$ (12,140,000)	R$ (12,140,000)